Major Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Major Accounting Policies
Schedule of property, plant and equipment and ranges of estimated useful service lives

	December 31,		Estimated Useful Service
(cost in thousands)	2017	2016	Lives
Buildings	$316,398	$322,495	20 – 40
Building and leasehold improvements	177,306	167,552	6 – 20
Machinery and equipment	1,501,452	1,364,231	2 – 10
Furniture and fixtures	155,423	157,104	2 – 10

Summary of net carrying value of acquired intangible assets

	December 31,		Weighted Average
(in thousands)	2017	2016	Life
Customer relationships (finite-lived)	$103,374	$111,616	8
Trade names (finite-lived)	7,279	8,034	13
Trade names (indefinite-lived)	53,004	47,425	—
In-process research and development (indefinite-lived)	16,900	19,038	—
Other (finite-lived)	7,795	4,184	10

Total intangible assets	$188,352	$190,297

Schedule of tax effects of components of other comprehensive income (loss)

	Year Ended December 31,
	2017			2016			2015
(in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount	Before-Tax Amount	Tax (Expense) Benefit	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount
Other comprehensive income (loss):
Foreign currency translation adjustment	$110,291	$(35,867)	$74,424	$(102,707)	$38,327	$(64,380)	$(166,487)	$61,892	$(104,595)
Ownership share of equity method investees’ other comprehensive income (loss)	(1,163)	462	(701)	8,734	(2,698)	6,036	(12,226)	4,713	(7,513)
Defined benefit pension and postretirement plan adjustments	22,052	(6,443)	15,609	(5,518)	381	(5,137)	257,414	(94,799)	162,615
Unrealized gain (loss) on derivative contracts	7,593	(2,850)	4,743	(1,064)	402	(662)	(302)	176	(126)
Unrealized gain (loss) on available-for-sale securities	(711)	267	(444)	332	(125)	207	(337)	126	(211)

Total other comprehensive income (loss)	138,062	(44,431)	93,631	(100,223)	36,287	(63,936)	78,062	(27,892)	50,170
Less: Other comprehensive loss attributable to noncontrolling interests	(796)	—	(796)	(42)	—	(42)	(1,267)	—	(1,267)

Other comprehensive income (loss) attributable to Fluor Corporation	$138,858	$(44,431)	$94,427	$(100,181)	$36,287	$(63,894)	$79,329	$(27,892)	$51,437

Schedule of changes in accumulated other comprehensive income balances by component (after-tax)

(in thousands)	Foreign Currency Translation	Ownership Share of Equity Method Investees’ Other Comprehensive Income (Loss)	Defined Benefit Pension and Postretirement Plans	Unrealized Gain (Loss) on Derivative Contracts	Unrealized Gain (Loss) on Available- for-Sale Securities	Accumulated Other Comprehensive Income (Loss), Net
Attributable to Fluor Corporation:
Balance as of December 31, 2016	$(286,449)	$(31,913)	$(167,667)	$(10,375)	$(265)	$(496,669)
Other comprehensive income (loss) before reclassifications	75,272	(2,001)	11,456	5,499	(497)	89,729
Amount reclassified from AOCI	—	1,300	4,153	(808)	53	4,698

Net other comprehensive income (loss)	75,272	(701)	15,609	4,691	(444)	94,427

Balance as of December 31, 2017	$(211,177)	$(32,614)	$(152,058)	$(5,684)	$(709)	$(402,242)

Attributable to Noncontrolling Interests:
Balance as of December 31, 2016	$(614)	$—	$—	$(52)	$—	$(666)
Other comprehensive income (loss) before reclassifications	(848)	—	—	13	—	(835)
Amount reclassified from AOCI	—	—	—	39		39

Net other comprehensive income (loss)	(848)	—	—	52	—	(796)

Balance as of December 31, 2017	$(1,462)	$—	$—	$—	$—	$(1,462)

(in thousands)	Foreign Currency Translation	Ownership Share of Equity Method Investees’ Other Comprehensive Income (Loss)	Defined Benefit Pension and Postretirement Plans	Unrealized Gain (Loss) on Derivative Contracts	Unrealized Gain (Loss) on Available- for-Sale Securities	Accumulated Other Comprehensive Income (Loss), Net
Attributable to Fluor Corporation:
Balance as of December 31, 2015	$(222,569)	$(37,949)	$(162,530)	$(9,255)	$(472)	$(432,775)
Other comprehensive income (loss) before reclassifications	(63,880)	6,036	(9,888)	(5,943)	312	(73,363)
Amount reclassified from AOCI	—	—	4,751	4,823	(105)	9,469

Net other comprehensive income (loss)	(63,880)	6,036	(5,137)	(1,120)	207	(63,894)

Balance as of December 31, 2016	$(286,449)	$(31,913)	$(167,667)	$(10,375)	$(265)	$(496,669)

Attributable to Noncontrolling Interests:
Balance as of December 31, 2015	$(114)	$—	$—	$(510)	$—	$(624)
Other comprehensive income (loss) before reclassifications	(500)	—	—	159	—	(341)
Amount reclassified from AOCI	—	—	—	299		299

Net other comprehensive income (loss)	(500)	—	—	458	—	(42)

Balance as of December 31, 2016	$(614)	$—	$—	$(52)	$—	$(666)

(in thousands)	Foreign Currency Translation	Ownership Share of Equity Method Investees’ Other Comprehensive Income (Loss)	Defined Benefit Pension and Postretirement Plans	Unrealized Gain (Loss) on Derivative Contracts	Unrealized Gain (Loss) on Available- for-Sale Securities	Accumulated Other Comprehensive Income (Loss), Net
Attributable to Fluor Corporation:
Balance as of December 31, 2014	$(119,416)	$(30,436)	$(325,145)	$(8,954)	$(261)	$(484,212)
Other comprehensive loss before reclassifications	(109,361)	(9,000)	(5,382)	(3,260)	(116)	(127,119)
Amount reclassified from AOCI	6,208	1,487	167,997	2,959	(95)	178,556

Net other comprehensive income (loss)	(103,153)	(7,513)	162,615	(301)	(211)	51,437

Balance as of December 31, 2015	$(222,569)	$(37,949)	$(162,530)	$(9,255)	$(472)	$(432,775)

Attributable to Noncontrolling Interests:
Balance as of December 31, 2014	$1,328	$—	$—	$(685)	$—	$643
Other comprehensive loss before reclassifications	(1,442)	—	—	(101)	—	(1,543)
Amount reclassified from AOCI	—	—	—	276		276

Net other comprehensive income (loss)	(1,442)	—	—	175	—	(1,267)

Balance as of December 31, 2015	$(114)	$—	$—	$(510)	$—	$(624)

Schedule of significant items reclassified out of AOCI and corresponding location and impact

	Location in Consolidated	Year Ended December 31,
(in thousands)	Statements of Earnings	2017	2016	2015
Component of AOCI:
Foreign currency translation adjustment	Gain related to a partial sale of a subsidiary	$—	$—	$(9,932)
Income tax benefit	Income tax expense	—	—	3,724

Net of tax		$—	$—	$(6,208)

Ownership share of equity method investees’ other comprehensive loss	Total cost of revenue	$(1,713)	$—	$(1,487)
Income tax benefit	Income tax expense	413	—	—

Net of tax		$(1,300)	$—	$(1,487)

Defined benefit pension plan adjustments	Various accounts (1)	$(6,638)	$(7,602)	$(268,795)
Income tax benefit	Income tax expense	2,485	2,851	100,798

Net of tax		$(4,153)	$(4,751)	$(167,997)

Unrealized gain (loss) on derivative contracts:
Commodity and foreign currency contracts	Total cost of revenue	$2,956	$(6,388)	$(3,490)
Interest rate contracts	Interest expense	(1,678)	(1,678)	(1,678)
Income tax benefit (net)	Income tax expense	(509)	2,944	1,933

Net of tax:		769	(5,122)	(3,235)
Less: Noncontrolling interests	Net earnings attributable to noncontrolling interests	(39)	(299)	(276)

Net of tax and noncontrolling interests		$808	$(4,823)	$(2,959)

Unrealized gain on available-for-sale securities	Corporate general and administrative expense	$(85)	$168	$152
Income tax expense	Income tax expense	32	(63)	(57)

Net of tax		$(53)	$105	$95

(1)	Defined benefit pension plan adjustments were reclassified primarily to total cost of revenue, corporate general and administrative expense and pension settlement charge.